Accounts Receivable (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amount billed	$ 18,373,552	$ 8,500,142	$ 10,521,420
Retainage, subsequent to completion of contracts and acceptance by the owners	128,843	1,247,243	3,262,453
Accounts receivable	18,502,395	9,747,385	13,752,541
Less: Allowance for doubtful accounts	(2,101,876)	(1,873,804)	(1,490,678)
Accounts receivables, net	$ 16,400,519	$ 7,873,580	$ 12,261,863